Advances From Federal Home Loan Bank (FHLB) And Other Borrowings (Other Borrowings) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Other Borrowings	$ 13,117,030	$ 11,579,819
Financial Instruments, Owned and Pledged as Collateral, at Amortized Cost	26,600,000	20,400,000
Financial Instruments, Owned and Pledged as Collateral, at Fair Value	$ 26,800,000	20,500,000
Minimum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	1 day
Maximum
Short-term Debt [Line Items]
Repurchase agreements, maturity term	3 days
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Short-term Debt, Weighted Average Interest Rate, at Point in Time	0.15%
Short-term Debt, Maximum Month-end Outstanding Amount	$ 21,000,000.0	$ 15,800,000